VIA EDGAR

April 18, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:   Office of Filings, Information and Consumer Services

       Re:   The Gabelli Equity Trust Inc. (the "Fund")
             Preliminary Proxy Materials
             File No. 811-4700

Ladies and Gentleman:

Pursuant to Rule 14a-6(b) of the Securities Act of 1934, as amended, please accept for filing on behalf of the Fund, the definitive proxy materials, which include a Notice of Meeting, the Proxy Statement and Form of Proxy in connection with the Fund's Annual Meeting of Shareholders to be held on May 19, 2008. The Registrant will file under separate correspondence a written response to the Staff's comments on the Registrant's preliminary proxy, filed with the SEC on April 2, 2008.

The proposals to be considered by Shareholders at the May 19, 2008 Annual Meeting are: (i) elect three (3) Directors of the Fund, (ii) to consider and vote upon an amendment to the Fundamental investment restriction regarding the Fund's investment policy on borrowing and (iii) such other matters as may properly come before said meeting.

Should members of the Commission's staff have any questions or comments concerning this filing, they should contact David James at (617) 338-4595.

                                                    Very truly yours,

                                                    /s/ David James
                                                    -----------------------
                                                    David James
                                                    Assistant Secretary

cc:   B. Alpert
      A. Mullady
      C. Austin
      R. DiMartino, Esq.
      D. Joire, Esq.